Average Annual Total Returns - Goldman Sachs Access Ultra Short Bond ETF	Goldman Sachs Access Ultra Short Bond ETF 1 Year	Goldman Sachs Access Ultra Short Bond ETF Since Inception	Goldman Sachs Access Ultra Short Bond ETF Inception Date	Goldman Sachs Access Ultra Short Bond ETF Return After Taxes on Distributions 1 Year	Goldman Sachs Access Ultra Short Bond ETF Return After Taxes on Distributions Since Inception	Goldman Sachs Access Ultra Short Bond ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Goldman Sachs Access Ultra Short Bond ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	FTSE Three-Month U.S. Treasury Bill Index 1 Year	FTSE Three-Month U.S. Treasury Bill Index Since Inception
Total	1.67%	2.53%	Apr. 15, 2019	1.20%	1.57%	0.98%	1.43%	0.58%	1.23%